As filed with the Securities and Exchange Commission on April 18, 2003

Registration No. 333 -26209

811 -08197

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 12

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940    ☒

Amendment No. 13

SEPARATE ACCOUNT VA A

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8468

Frank A. Camp, Esquire Transamerica Life Insurance Company 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001 (Name and Address of Agent for Service)	Copy to: Frederick R. Bellamy, Esquire Sutherland, Asbill and Brennan L.L.P. 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2003 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 24, 2003. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 11 to Form N-4, File No. 333-26209) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 17th day of April, 2003.

SEPARATE ACCOUNT VA A

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Christopher H. Garrett	Director	, 2003

* Larry N. Norman	Director (Principal Executive Officer)	, 2003

/S/ CRAIG D. VERMIE Craig D. Vermie	Director	April 17, 2003

* Arthur C. Schneider	Director	, 2003

* Robert J. Kontz	Vice President and Corporate Controller	, 2003

* Brenda K. Clancy	Director, Vice President, Treasurer, and Chief Financial Officer	, 2003

* By Craig D. Vermie, Attorney-in-Fact